ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 02, 2009	Jun. 30, 2009
ACCOUNTING POLICIES [Abstract]
Prior period reclassification			$ 2,700,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Diluted (loss) earnings per share (in dollars per share)		$ (6.80)	$ 2.01	$ 1.32
Significant Acquisitions and Disposals [Line Items]
Average VLCC scrap rate per lightweight ton					281	222
Average Suezmax scrap rate per lightweight ton					281	378
Decrease in depreciation from change in salvage values	100,000
Effect of change in salvage values on net income				100,000
Effect of change in salvage values on earnings per share				0
Profit share expense percentage (in hundredths)		20.00%
Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life		25Y
Property, Plant and Equipment, Other Types [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life		5Y
Windsor Companies Investment Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market value adjustment to a guaranteed investment contract			3,600,000
Golden State Companies Investment Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market value adjustment to a guaranteed investment contract		$ 8,800,000
Amount Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Diluted (loss) earnings per share (in dollars per share)			$ 2.07